OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL LIABILITIES

NOTE 18 -- OTHER CURRENT AND NON-CURRENT NON-FINANCIAL  LIABILITIES

Other current and non-current liabilities at each reporting period end are detailed as follows:

Description	12.31.2018	12.31.2017
	ThCh$	ThCh$
Dividend payable	21,584,314	21,679,922
Other	12,189,900	5,328,055
Total	33,774,214	27,007,977